CONVERTIBLE PROMISSORY NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE DEBENTURES

The following tables set forth the components of the Company’s convertible debentures as of December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Convertible notes payable - fixed conversion price	$-	$244,000
Convertible notes payable - variable conversion price	-	628,720
Less: loan discounts	-	-
Total convertible notes, net	$-	$872,720

SUMMARY OF CHANGE IN CONVERTIBLE NOTES PAYABLE

The following table sets forth a summary of change in our convertible notes payable for the years ended December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Beginning balance	$872,720	$824,614
Issuance of convertible notes payable	399,000	-
Lender adjustments for penalties or defaults	37,212	-
Debt discounts recorded related to issuance of convertible notes payable	(44,019)	-
Amortization of debt discounts associated with convertible debt	44,019	153,000
Increase in principal amounts outstanding due to lender adjustments per terms of the note agreements	-	22,314
Conversion of convertible note principal into common stock	(1,038,932)	(127,208)
Repayments of convertible notes payable	(270,000)	-
Total convertible notes, net	$-	$872,720